WARRANTS (Details Textual) - USD ($)	1 Months Ended	3 Months Ended				9 Months Ended			12 Months Ended
	Feb. 29, 2016	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Fair Value Adjustment of Warrants		$ (771,341)	$ (870,913)	$ (2,457,778)	$ 6,387,473	$ (2,510,388)	$ (6,871,597)	$ 0	$ (7,742,555)	$ (484,124)	$ 6,387,473
Warrant Redemption Terms		The Company has the option to redeem the warrants for $0.001 per warrant if the daily volume weighted-average price of the common shares is 200% or more of the exercise price for twenty consecutive trading days provided there is an effective registration statement covering the common shares available throughout the thirty day period after the redemption date. The warrant holders then have thirty days to exercise the warrants or receive the redemption amount.	The Company has the option to redeem the warrants for $0.001 per warrant if the daily volume weighted-average price of the common shares is 200% or more of the exercise price for twenty consecutive trading days provided there is an effective registration statement covering the common shares available throughout the thirty day period after the redemption date. The warrant holders then have thirty days to exercise the warrants or receive the redemption amount.	The Company has the option to redeem the warrants for $0.001 per warrant if the daily volume weighted-average price of the common shares is 200% or more of the exercise price for twenty consecutive trading days provided there is an effective registration statement covering the common shares available throughout the thirty day period after the redemption date. The warrant holders then have thirty days to exercise the warrants or receive the redemption amount.	The Company has the option to redeem the warrants for $0.001 per warrant if the daily volume weighted-average price of the common shares is 200% or more of the exercise price for twenty consecutive trading days provided there is an effective registration statement covering the common shares available throughout the thirty day period after the redemption date. The warrant holders then have thirty days to exercise the warrants or receive the redemption amount.	The Company has the option to redeem the warrants for $0.001 per warrant if the daily volume weighted-average price of the common shares is 200% or more of the exercise price for twenty consecutive trading days provided there is an effective registration statement covering the common shares available throughout the thirty-day period after the redemption date. The warrant holders then have thirty days to exercise the warrants or receive the redemption amount.	The Company has the option to redeem the warrants for $0.001 per warrant if the daily volume weighted-average price of the common shares is 200% or more of the exercise price for twenty consecutive trading days provided there is an effective registration statement covering the common shares available throughout the thirty day period after the redemption date. The warrant holders then have thirty days to exercise the warrants or receive the redemption amount.		The Company has the option to redeem the warrants for $0.001 per warrant if the daily volume weighted-average price of the common shares is 200% or more of the exercise price for twenty consecutive trading days provided there is an effective registration statement covering the common shares available throughout the thirty day period after the redemption date. The warrant holders then have thirty days to exercise the warrants or receive the redemption amount.	The Company has the option to redeem the warrants for $0.001 per warrant if the daily volume weighted-average price of the common shares is 200% or more of the exercise price for twenty consecutive trading days provided there is an effective registration statement covering the common shares available throughout the thirty day period after the redemption date. The warrant holders then have thirty days to exercise the warrants or receive the redemption amount.	The Company has the option to redeem the warrants for $0.001 per warrant if the daily volume weighted-average price of the common shares is 200% or more of the exercise price for twenty consecutive trading days provided there is an effective registration statement covering the common shares available throughout the thirty day period after the redemption date. The warrant holders then have thirty days to exercise the warrants or receive the redemption amount.
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumption, Holding Cost Percentage			2.25%			2.25%
Daily Volume Weighted Average Share Price Minimum Threshold Percentage			200.00%			200.00%
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants	45,508					51,249
Number Of Warrants Exercised	148,787					262,045
Class Of Warrant Or Right Redemption Price		$ 0.001				$ 0.001
Warrant [Member]
Class of Warrant or Right [Line Items]
Derivative, Gain (Loss) on Derivative, Net, Total			$ 548,046
Increase (Decrease) in Derivative Liabilities			8,290,601							$ 1,382,984
Fair Value Adjustment of Warrants			$ 870,913						$ 7,742,555	$ 484,124
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms			2 years 9 months 7 days			2 years 3 months		3 years 1 month 28 days			3 years 11 months 5 days	0 years
Investor [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt								$ 180,940
Debt Conversion, Converted Instrument, Warrants or Options Issued								349,522
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.23				$ 0.23
Investor [Member] | Accrued Liabilities [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt								$ 12,138